Deposits, Loans and Other Receivables, including Derivative Instruments	12 Months Ended
Dec. 31, 2017
Disclosure of deposits, loans and other receivables including derivative instruments [Abstract]
Deposits, Loans and Other Receivables, including Derivative Instruments
Note 12 – Deposits, Loans and Other Receivables, including Derivative Instruments

Composition:

	As at December 31
	2017	2016
	$ thousands
Deposits in banks and others – restricted cash	76,459	16,690
Long-term trade receivable	-	10,120
Financial derivatives not used for hedging	-	1,342
Income tax receivables and tax claims (1)	-	99,892
Other receivables (2)	30,258	48,731
	106,717	176,775

(1)	Mainly from discontinued operations.

(2)	Mainly relates to OPC’s connectivity fees to the gas transmission network and the electricity grid classified as long-term deferred expenses.